Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	1 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (36,530)	$ (41,632)	$ 666	$ (47,492)	$ 34,250
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,105	97,815	106,493	135,057	25,953
Loss on extinguishment of debt	10,533	0	13,938	0	0
Amortization of deferred financing costs	569	2,344	5,496	3,242	3,174
Bad debt (recovery) expense	102	166	(163)	350	88
Deferred taxes	(997)	(12,382)	(4,465)	(16,747)	2,085
Share-based compensation	3,976	1,331	4,569	1,876	1,216
(Gain) on foreign currency exchange rates	(82)	(38)	(281)	(31)	(110)
Loss on disposal of fixed assets	8	41	80	19	(23)
Change in fair value of interest rate swaps	0	4,412	(845)	3,616	0
Changes in operating assets and liabilities:
Accounts receivable	9,384	(20,663)	(35,815)	(28,541)	(10,964)
Prepaid expenses and other current assets	(4,604)	143	(8,619)	3,561	9,901
Other assets	(62)	(325)	(5,477)	55	424
Accounts payable	(8,871)	11,676	1,547	16,530	12,760
Accrued compensation and accrued liabilities	4,102	(5,856)	5,898	880	(7,335)
Deferred revenue	11	(80)	73	(271)	(13)
Other liabilities	767	1,157	509	826	836
Income taxes receivable and payable, net	373	(483)	256	(79)	(659)
Net cash provided by (used in) operating activities	(19,216)	37,626	83,860	72,851	71,583
CASH FLOWS FROM INVESTING ACTIVITIES
Changes in short-term investments	(163)	708	305	257	(1,120)
Acquisition of business	0	0	(7,588)
Proceeds from sale of property and equipment	0			0	34
Purchase of property and equipment	(951)	(4,083)	(5,743)	(5,304)	(6,578)
Capitalized software development costs	(929)	(7,423)	(11,966)	(10,522)	(10,125)
Net cash used in investing activities	(2,043)	(10,798)	(24,992)	(15,569)	(17,789)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock in initial public offering, net of underwriting discounts and commissions	0	0	320,559
Payments of initial public offering issuance costs	0	0	(3,848)
Shareholder distribution	0	0	(313)
Capital contributions	41,143	59,423	241	59,423	0
Distributions to Predecessor Members and Optionholders	(17,991)	(4,087)	0	(5,834)	0
Borrowings on Successor Revolver	0	25,000	0	25,000	0
Repayments on Successor Revolver	0	(25,000)	0	(25,000)	0
Payments of debt issuance costs	0	(1,397)	(1,257)	(1,397)	0
Payments on capital lease obligations	(274)	(1,908)	(1,286)	(2,438)	(3,176)
Payments on Deferred Purchase Agreements	0	0	(533)
Proceeds from stock option exercises			187
Net settlement of stock option exercises			(332)
Net cash provided by (used in) financing activities	(11,122)	50,356	64,372	46,404	(3,176)
Effect of exchange rate on cash. cash equivalents, and restricted cash	(102)	(1,665)	(522)	1,021	(130)
Increase (decrease) in cash, cash equivalents, and restricted cash	(32,483)	75,519	122,718	104,707	50,488
CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
Cash, cash equivalents, and restricted cash at beginning of period	80,746	48,263	152,970	48,263	30,258
Cash, cash equivalents, and restricted cash at end of period	48,263	123,782	275,688	152,970	80,746
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for income taxes, net of refunds received	279	2,994	6,069	4,786	5,249
Cash paid for interest	224	31,658	18,362	41,145	55,784
NON-CASH FINANCING ACTIVITIES:
Capital lease obligations	0			0	1,860
Offering costs included in accounts payable and accrued expenses and other current liabilities	0	0	187
Non-cash property and equipment additions	289	37	2,796	88	651
Distributions declared to Optionholders but not paid	781	0	0	0	0
Predecessor First Lien [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Credit Facility	(34,000)	0	0	0	0
Successor First Lien [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings from Successor First Lien Credit Facility	0	0	261,413
Repayments of Credit Facility	0	(1,675)	(363,875)	$ (3,350)	$ 0
Successor Second Lien [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of Credit Facility	$ 0	$ 0	$ (146,584)